Condensed Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Product sales, net	$ 48,685	$ 0
Royalty revenue	2,657	3,156
Total Revenue	51,342	3,156
Cost of revenues (including amortization of currently marketed intangible assets, December 31, 2025: $3.082 million & 2024: $Nil)	(7,604)	0
Research & development	(46,162)	(5,085)
Selling, general and administration	(28,541)	(18,012)
Fair value remeasurement of contingent consideration	7,641	(4,303)
Fair value remeasurement of warrant liability	(4,498)	(11,978)
Other operating income and expenses	3,217	(673)
Finance costs	(15,112)	(10,827)
Loss before income tax	(39,717)	(47,722)
Income tax benefit/(expense)	(445)	(212)
Loss attributable to the owners of Mesoblast Limited	$ (40,162)	$ (47,934)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in USD per share)	$ (0.0311)	$ (0.0420)
Diluted - losses per share (in USD per share)	$ (0.0311)	$ (0.0420)